Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
The table below shows the following information for the past four fiscal years: (i) total compensation for our principal executive officer (PEO) and, on average, our other named executive officers (non-PEO NEOs) as disclosed in the Summary compensation table above; (ii) the “compensation actually paid” to our PEO and, on average, to our non-PEO NEOs, calculated as required by SEC pay versus performance rules; (iii) our total shareholder return (TSR); (iv) the TSR of the peer group we use for purposes of Item 201(e) of Regulation S-K; (v) our net income; and (vi) our revenue. We selected revenue as the most important measure linking compensation actually paid to our NEOs for 2023 to Company performance because it is a primary metric in our annual non-equity incentive compensation plan, our 2023 PSU awards and our named executive officers’ 2023 bonus scorecards, as described in more detail in the section titled “Compensation discussion and analysis.”
“Compensation actually paid” does not represent the value of cash and Company common shares received by our NEOs during the year, but rather is an amount calculated in accordance with SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, the “compensation actually paid” amounts disclosed below differ from the compensation actually received by our NEOs.
Pay versus performance table
					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO NEOs(3)	Average compensation actually paid to non-PEO NEOs(2)	TSR(4)	Peer group TSR(4)	Net income (in $ '000)	Revenue (in $ '000)
2023	9,987,346	(3,766,657)	3,083,329	(1,862,570)	86	170	631,255	4,476,888
2022	4,166,783	694,298	2,976,115	2,224,062	113	137	353,404	4,371,172
2021	6,646,011	27,436,323	4,275,935	8,907,805	128	208	369,448	4,022,211
2020	5,294,702	3,358,666	2,535,069	1,876,240	99	137	308,276	3,709,377
(1)	Represents the total compensation of our PEO, N.V. Tyagarajan, as reported in the Summary compensation table for each year reported in the table.
(2)
SEC rules require certain adjustments be made to the Summary compensation table totals to determine “compensation actually paid” as reported in the Pay versus performance table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and, on average, our non-PEO NEOs for each year reported in the table:

	Executive(s)	Summary compensation table total ($)	Subtract: reported value of equity awards granted during the year ($)	Add: year-end fair value of unvested equity awards granted during the year ($)	Add: change in fair value of outstanding and unvested equity awards granted in prior years ($)	Add: change in fair value of equity awards granted in prior years that vested during the year ($)	Compensation actually paid ($)
2023	PEO Non-PEO NEOs	9,987,346 3,083,329	8,052,254 1,980,794	5,333,634 1,199,500	(2,372,278) (4,101,885)	(8,663,104) (62,720)	(3,766,657) (1,862,570)
2022	PEO Non-PEO NEOs	4,166,783 2,976,115	2,252,530 1,812,167	4,229,564 2,525,815	(5,251,707) (1,336,522)	(197,812) (129,179)	694,298 2,224,062
2021	PEO Non-PEO NEOs	6,646,011 4,275,935	4,080,420 2,979,374	6,001,454 4,237,676	13,782,911 3,332,710	5,086,367 40,858	27,436,323 8,907,805
2020	PEO Non-PEO NEOs	5,294,702 2,535,069	3,366,017 1,386,350	2,233,927 1,056,272	(943,743) (331,050)	139,797 2,299	3,358,666 1,876,240
(3)
Represents the average of the total compensation of each of our non-PEO NEOs as reported in the Summary compensation table for each year indicated. The non-PEO NEOs included in this calculation for each reported year are as follows:

⯀	2023: Michael Weiner, Balkrishan Kalra, Piyush Mehta and Kathryn Stein;
⯀	2022: Michael Weiner, Balkrishan Kalra, Darren Saumur and Kathryn Stein;
⯀	2021: Michael Weiner, Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein; and
⯀	2020: Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein.
(4)
TSR was determined assuming an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents the TSR of the peer group disclosed in our Annual Report on Form 10-K in accordance with Item 201(e) of Regulation S-K and consists of Accenture plc, Cognizant Technology Solutions Corp., ExlService Holdings, Inc., Infosys Technologies Limited, Wipro Technologies Limited, and WNS (Holdings) Limited.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	Represents the total compensation of our PEO, N.V. Tyagarajan, as reported in the Summary compensation table for each year reported in the table.
(3)
Represents the average of the total compensation of each of our non-PEO NEOs as reported in the Summary compensation table for each year indicated. The non-PEO NEOs included in this calculation for each reported year are as follows:

⯀	2023: Michael Weiner, Balkrishan Kalra, Piyush Mehta and Kathryn Stein;
⯀	2022: Michael Weiner, Balkrishan Kalra, Darren Saumur and Kathryn Stein;
⯀	2021: Michael Weiner, Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein; and
⯀	2020: Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein.

Peer Group Issuers, Footnote
(4)
TSR was determined assuming an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents the TSR of the peer group disclosed in our Annual Report on Form 10-K in accordance with Item 201(e) of Regulation S-K and consists of Accenture plc, Cognizant Technology Solutions Corp., ExlService Holdings, Inc., Infosys Technologies Limited, Wipro Technologies Limited, and WNS (Holdings) Limited.

PEO Total Compensation Amount	$ 9,987,346	$ 4,166,783	$ 6,646,011	$ 5,294,702
PEO Actually Paid Compensation Amount	$ (3,766,657)	694,298	27,436,323	3,358,666
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary compensation table totals to determine “compensation actually paid” as reported in the Pay versus performance table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and, on average, our non-PEO NEOs for each year reported in the table:

	Executive(s)	Summary compensation table total ($)	Subtract: reported value of equity awards granted during the year ($)	Add: year-end fair value of unvested equity awards granted during the year ($)	Add: change in fair value of outstanding and unvested equity awards granted in prior years ($)	Add: change in fair value of equity awards granted in prior years that vested during the year ($)	Compensation actually paid ($)
2023	PEO Non-PEO NEOs	9,987,346 3,083,329	8,052,254 1,980,794	5,333,634 1,199,500	(2,372,278) (4,101,885)	(8,663,104) (62,720)	(3,766,657) (1,862,570)
2022	PEO Non-PEO NEOs	4,166,783 2,976,115	2,252,530 1,812,167	4,229,564 2,525,815	(5,251,707) (1,336,522)	(197,812) (129,179)	694,298 2,224,062
2021	PEO Non-PEO NEOs	6,646,011 4,275,935	4,080,420 2,979,374	6,001,454 4,237,676	13,782,911 3,332,710	5,086,367 40,858	27,436,323 8,907,805
2020	PEO Non-PEO NEOs	5,294,702 2,535,069	3,366,017 1,386,350	2,233,927 1,056,272	(943,743) (331,050)	139,797 2,299	3,358,666 1,876,240

Non-PEO NEO Average Total Compensation Amount	$ 3,083,329	2,976,115	4,275,935	2,535,069
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,862,570)	2,224,062	8,907,805	1,876,240
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the Summary compensation table totals to determine “compensation actually paid” as reported in the Pay versus performance table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and, on average, our non-PEO NEOs for each year reported in the table:

	Executive(s)	Summary compensation table total ($)	Subtract: reported value of equity awards granted during the year ($)	Add: year-end fair value of unvested equity awards granted during the year ($)	Add: change in fair value of outstanding and unvested equity awards granted in prior years ($)	Add: change in fair value of equity awards granted in prior years that vested during the year ($)	Compensation actually paid ($)
2023	PEO Non-PEO NEOs	9,987,346 3,083,329	8,052,254 1,980,794	5,333,634 1,199,500	(2,372,278) (4,101,885)	(8,663,104) (62,720)	(3,766,657) (1,862,570)
2022	PEO Non-PEO NEOs	4,166,783 2,976,115	2,252,530 1,812,167	4,229,564 2,525,815	(5,251,707) (1,336,522)	(197,812) (129,179)	694,298 2,224,062
2021	PEO Non-PEO NEOs	6,646,011 4,275,935	4,080,420 2,979,374	6,001,454 4,237,676	13,782,911 3,332,710	5,086,367 40,858	27,436,323 8,907,805
2020	PEO Non-PEO NEOs	5,294,702 2,535,069	3,366,017 1,386,350	2,233,927 1,056,272	(943,743) (331,050)	139,797 2,299	3,358,666 1,876,240

Compensation Actually Paid vs. Total Shareholder Return
Relationship between compensation actually paid to our NEOs and company performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus performance table above by comparing how our TSR (and the TSR of our peer group), net income and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Compensation Actually Paid vs. Net Income
Relationship between compensation actually paid to our NEOs and company performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus performance table above by comparing how our TSR (and the TSR of our peer group), net income and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Compensation Actually Paid vs. Company Selected Measure
Relationship between compensation actually paid to our NEOs and company performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus performance table above by comparing how our TSR (and the TSR of our peer group), net income and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Total Shareholder Return Vs Peer Group
Relationship between compensation actually paid to our NEOs and company performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus performance table above by comparing how our TSR (and the TSR of our peer group), net income and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Tabular List, Table
Most important measures linking compensation actually paid during 2023 to company performance
Listed below in no particular order are the most important measures we used to link compensation actually paid to our NEOs for 2023 to Company performance. For further information regarding these performance measures and their function in our executive compensation program, please see the section in this Proxy Statement titled “Compensation discussion and analysis.”
2023 Most important measures (unranked)
• Revenue	• AOI margin
• Adjusted EPS	• Employee engagement score

Total Shareholder Return Amount	$ 86	113	128	99
Peer Group Total Shareholder Return Amount	170	137	208	137
Net Income (Loss)	$ 631,255,000	$ 353,404,000	$ 369,448,000	$ 308,276,000
Company Selected Measure Amount	4,476,888,000	4,371,172,000	4,022,211,000	3,709,377,000
PEO Name	N.V. Tyagarajan	N.V. Tyagarajan	N.V. Tyagarajan	N.V. Tyagarajan
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	AOI margin
Measure:: 4
Pay vs Performance Disclosure
Name	Employee engagement score
PEO | Reported Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,052,254)	$ (2,252,530)	$ (4,080,420)	$ (3,366,017)
PEO | Year-end Fair Value of Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,333,634	4,229,564	6,001,454	2,233,927
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,372,278)	(5,251,707)	13,782,911	(943,743)
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,663,104)	(197,812)	5,086,367	139,797
Non-PEO NEO | Reported Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,980,794)	(1,812,167)	(2,979,374)	(1,386,350)
Non-PEO NEO | Year-end Fair Value of Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,199,500	2,525,815	4,237,676	1,056,272
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,101,885)	(1,336,522)	3,332,710	(331,050)
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (62,720)	$ (129,179)	$ 40,858	$ 2,299